DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	$ 8,829	$ 8,904
Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	2,433	2,258
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	6,396	6,645
Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	913
Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	1,887
1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	1,291
1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	2,632
Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	229
Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	1,877
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	3,816	4,488
Foreign exchange contracts | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	1,447	1,351
Foreign exchange contracts | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	2,369	3,136
Foreign exchange contracts | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	640
Foreign exchange contracts | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	1,788
Foreign exchange contracts | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	807
Foreign exchange contracts | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	581
Foreign exchange contracts | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	0
Foreign exchange contracts | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	0
Interest rate and cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	4,843	4,261
Interest rate and cross currency interest rate swaps | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	816	752
Interest rate and cross currency interest rate swaps | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	4,027	3,509
Interest rate and cross currency interest rate swaps | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	273
Interest rate and cross currency interest rate swaps | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	99
Interest rate and cross currency interest rate swaps | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	484
Interest rate and cross currency interest rate swaps | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	2,051
Interest rate and cross currency interest rate swaps | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	59
Interest rate and cross currency interest rate swaps | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	1,877
Inflation linked swaps | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	170	$ 155
Inflation linked swaps | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	0
Inflation linked swaps | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	0
Inflation linked swaps | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	$ 170